Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
Note 27: Subsequent events
On February 9, 2026, the Board of Directors declared an interim dividend of $0.50 per common share to be paid on March 9, 2026 to shareholders of record on February 23, 2026.